UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       NorthStar Capital Funds, LLC

Address:    599 Lexington Avenue
            17th floor,
            New York, New York 10022

13F File Number: 28-11181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael P. Zucker
Title:  Managing Member
Phone:  (212) 527-8340


Signature, Place and Date of Signing:

/s/ Michael P. Zucker             New York, NY               February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -----

Form 13F Information Table Entry Total:          13
                                               -----

Form 13F Information Table Value Total:    $26,078,650
                                           ------------

List of Other Included Managers:

NONE

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

                           FORM 13F INFORMATION TABLE




COLUMN 1                    COLUMN  2  COLUMN 3    COLUMN 4            COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                            TITLE OF                            SHRS OR   SH/ PUT/   INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS      CUSIP       VALUE        PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED    NONE
--------------              -----      -----       --------     -------   --------   ----------  --------  ----     ------    ----
Aeroflex Inc                  COM      007768104     537,500     50,000   SH          SOLE       NONE       50,000
CB Richard Ellis Group Inc    CLA      12497T101   1,471,250     25,000   SH          SOLE       NONE       25,000
Conexant Systems Inc          COM      207142100   1,356,000    600,000   SH          SOLE       NONE      600,000
Entergy Corp NEW              COM      29364G103   1,029,750     15,000   SH          SOLE       NONE       15,000
Exelon Corp                   COM      30161N101   1,062,800     20,000   SH          SOLE       NONE       20,000
Finisar Corporation           COM      31787A101   2,912,000  1,400,000   SH          SOLE       NONE    1,400,000
GeoGlobal Resources Inc       COM      37249T109   1,723,950    135,000   SH          SOLE       NONE      135,000
Integrated Device Technology  COM      458118106   4,942,500    375,000   SH          SOLE       NONE      375,000
Intersil Corp                 CLA      46069S109   7,215,200    290,000   SH          SOLE       NONE      290,000
Navigators Group, Inc         COM      638904102     872,200     20,000   SH          SOLE       NONE       20,000
Oregon STL MLS Inc            COM      686079104   1,471,000     50,000   SH          SOLE       NONE       50,000
PLX Technology Inc            COM      693417107     430,000     50,000   SH          SOLE       NONE       50,000
Redback Networks Inc        COM NEW    757209507   1,054,500     75,000   SH          SOLE       NONE       75,000




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